Capital Stock	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Capital Stock [Text Block]
5.	Capital Stock

Share Issuances

On November 16, 2010, the Company settled the debt incurred as a result of that consulting agreement, being $9,375 to Mr. Tom Ihrke by issuing 40,761 restricted common shares of the Company at a price of $0.23 per share.

On January 4, 2011, 132,600 warrants were exercised for 66,300 common shares of the Company at a price of CAD$0.22 for total proceeds of $14,586. 100,000 warrants of the 132,600 warrants were exercised by a Director of the Company.

On March 6, 2011, the Company accepted and received gross proceeds of $21,250 for the exercise of 106,250 stock options by a Director of the Company at an exercise price of $0.20 per stock option into 106,250 common shares of the Company.

On June 8, 2011, 1,500,000 warrants were exercised for 1,500,000 common shares of the Company at a price of $0.20 for total proceeds of $300,000. The warrants were exercised by a Director of the Company.

On June 28, 2011, 500,000 warrants were exercised for 500,000 common shares of the Company at a price of $0.20 for total proceeds of $100,000. The warrants were exercised by a Director/Officer of the Company.

On July 13, 2011, 173,043 warrants were exercised for 173,043 common shares of the Company at a price of $0.20 for total proceeds of $34,608.

On July 13, 2011, the Company completed an equity financing and issued 200,000 units at the price of $0.35 per unit and each unit consists of one share of common stock and one share purchase warrant which entitles a holder to purchase one common share at $0.50 per share for a period of two years. All shares and warrants issued were restricted under applicable securities rules. The Company accepted and received gross proceeds of $70,000. $3,500 of finder’s fee was paid to an officer of the Company.

On July 15, 2011, the Company accepted and received gross proceeds of $23,750 for the exercise of 118,750 stock options at an exercise price of $0.20 per stock option into 118,750 common shares of the Company. 100,000 stock options were exercised by a Director/Officer of the Company.

On August 12, 2011, the Company issued 800,000 common shares of the Company at the price of $0.34 for the acquisition of acquiring an additional 10% working interest in Belmont Lake.

As at April 30, 2012, Lexaria Corp. has 16,431,452 shares issued and outstanding and 3,042,751 warrants issued and outstanding.

A summary of warrants as at April 30, 2012 is as follows:

Number	Exercise	Expiry
Outstanding [1]	Price	Date

499,893	$0.20	May 31, 2012 [2]
1,771,429	$0.40	November 30, 2012
200,000	$0.50	July 13, 2013
571,429	$0.40	December 1, 2012
3,042,751	$0.37

1.	Each warrant entitles a holder to purchase one common share.

2.	The warrants expired in the subsequent period.

4.	Capital Stock Share Issuances

On December 24, 2009, the Company completed an equity financing and issued 1,617,752 units at the price of CAD$0.12 per unit and each unit consists of one share purchase warrant which two warrants entitle a holder to purchase one common share at CAD$0.20 per share for a period of one year, so that effective December 24, 2009, the Company had 12,350,622 shares of common stock issued and outstanding. All shares and warrants issued were restricted under applicable securities rules.

On March 17, 2010, the Company had increased its authorized share capital from 18,750,000 common shares to 200,000,000 common shares

On May 31, 2010, the Company issued 499,893 units at a price of $0.12 per unit for a Settlement Agreement valued at $59,987. Each unit consists of one common share and one share purchase warrants at $0.12 per share for a period of two years. All shares and warrants issued were restricted under applicable securities rules.

On October 21, 2010, the Company settled a portion of the debt, namely $1,625 with CAB Financial Services by converting 65,000 warrants into 32,500 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On October 21, 2010, the Company settled a portion of the debt, namely $2,167 with Christopher Bunka by converting 86,667 warrants into 43,333 common shares of the Company as per Purchase Agreement dated October 27, 2008 at a price of $0.05 per share.

On November 16, 2010, the Company settled the debt incurred as a result of that consulting agreement, being $9,375 to Mr. Tom Ihrke by issuing 40,761 restricted common shares of the Company at a price of $0.23 per share.

On January 4, 2011, 132,600 warrants were exercised for 66,300 common shares of the Company at a price of CAD$0.22 for total proceeds of $14,586. 100,000 warrants of the 132,600 warrants were exercised by a Director of the Company.

On March 6, 2011, the Company accepted and received gross proceeds of $21,250 for the exercise of 106,250 stock options by a Director of the Company at an exercise price of $0.20 per stock option into 106,250 common shares of the Company.

On June 8, 2011, 1,500,000 warrants were exercised for 1,500,000 common shares of the Company at a price of $0.20 for total proceeds of $300,000. The warrants were exercised by a Director of the Company.

On June 28, 2011, 500,000 warrants were exercised for 500,000 common shares of the Company at a price of $0.20 for total proceeds of $100,000. The warrants were exercised by a Director/Officer of the Company.

On July 13, 2011, 173,043 warrants were exercised for 173,043 common shares of the Company at a price of $0.20 for total proceeds of $34,608.

On July 13, 2011, the Company completed an equity financing and issued 200,000 units at the price of $0.35 per unit and each unit consists of one share of common stock and one share purchase warrant which entitles a holder to purchase one common share at $0.50 per share for a period of two years. All shares and warrants issued were restricted under applicable securities rules. The Company accepted and received gross proceeds of $70,000. $3,500 of finder’s fee was paid to an officer of the Company.

On July 15, 2011, the Company accepted and received gross proceeds of $23,750 for the exercise of 118,750 stock options at an exercise price of $0.20 per ctock option into 118,750 common shares of the Company. 100,000 stock options were exercised by a Director/Officer of the Company.

On August 12, 2011, the Company issued 800,000 common shares of the Company at the price of $0.34 for the acquisition of acquiring an additional 10% working interest in Belmont Lake.

As at October 31, 2011, Lexaria Corp. has 16,431,452 shares issued and outstanding and 2,471,322 warrants issued and outstanding.

The following table summarizes warrant activity in the fiscal year ended October 31, 2011:

	Number of	Weighted-average
	warrants	exercise price

Outstanding and exercisable at October 31, 2010	5,853,769	$0.20

Issued	1,971,429
Exercised	(2,305,643)
Expired	(3,048,233)

Oustanding and exercisable at October 31, 2011	2,471,322	$0.37

A summary of warrants as at October 31, 2011 is as follows:

Number	Exercise	Expiry
Outstanding [1]	Price	Date

499,893	$0.20	May 31, 2012
1,771,429	$0.40	November 30, 2012
200,000	$0.50	July 13, 2013

1. Each warrant entitles a holder to purchase one common share.